Leases (Schedule of Supplemental Cash Flow Information Operating Lease) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows from operating leases	$ 1,601	$ 1,541
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	$ 7,201	$ 1,524